EMPLOYEE BENEFIT PLANS (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of information about defined benefit plans [abstract]
Schedule of changes in actuarial liabilities
The roll-forward of actuarial liabilities prepared based on actuarial report is set forth below:

	12/31/2024	12/31/2023
Opening balance	833,683	691,424
Interest on actuarial liabilities	73,853	67,272
Current service cost	1,997	1,959
Actuarial loss – experience	(125)	57,765
Actuarial loss (gain) – financial assumptions	(137,649)	70,762
Benefits paid directly by entity	(50,199)	(55,499)
Closing balance	721,560	833,683

Schedule of key actuarial economic and biometric assumptions used in the calculations of liability
21.2.4 Economic actuarial assumptions and biometric data

	12/31/2024	12/31/2023
Economic
Nominal discount rate – medical assistance and life insurance	11.16% p.a.	9.14% p.a.
Medical cost growth rate	6.86% p.a.	6.86% p.a.
Nominal inflation	3.50% p.a.	3.50% p.a.
Aging factor	0 to 24 years: 1.50% p.a.	0 to 24 years: 1.50% p.a.
	25 to 54 years: 2.50% p.a.	25 to 54 years: 2.50% p.a.
	55 to 79 years: 4.50% p.a.	55 to 79 years: 4.50% p.a.
	Above 80 years: 2.50% p.a.	Above 80 years: 2.50% p.a.
Biometric
Table of general mortality	AT-2000	AT-2000
Table of mortality of disabled persons	IAPB 57	IAPB 57
Turnover	1.00% p.a.	1.00% p.a.
Other
Retirement age	65 years	65 years
Family composition	Men 4 years + older	Men 4 years + older
	and 90% married	and 90% married
Permanency in the plan	100%	100%

Summary of sensitivity analysis of actuarial liabilities	The sensitivity analysis regarding the relevant assumptions of the plans show the impact on the liability balance:

Discount rate		Medical costs growth rate
+0.50%	691,494	+1.00%	788,124

Schedule of expected benefit obligation payments for future years
The expected benefit payments for future years (ten years), from the obligation of benefits granted and the average duration of the plan obligations are as set forth below:

Payments	Medical assistance and life insurance
2025	53,601
2026	57,267
2027	60,995
2028	64,862
2029	68,645
2029 to 2034	397,704